Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 369,200	$ 214,551
Trade and other receivables, net	211,715	314,308
Inventories, net	135,919	132,287
Income tax credit	24,396	23,165
Prepaid expenses	17,145	17,551
Hedge derivative financial instruments	2,759	0
Total current assets	761,134	701,862
Non-current assets
Trade and other receivables, net	40,593	44,191
Inventories, net	3,812	3,238
Income tax credit	319	3,413
Investments in associates and joint ventures	1,473,382	1,536,887
Mining concessions, development costs, property, plant and equipment, net	1,847,615	1,949,555
Investment properties, net	222	222
Deferred income tax asset, net	38,305	43,129
Prepaid expenses	26,578	27,555
Other asset, net	25,261	22,761
Total non-current assets	3,456,087	3,630,951
Total assets	4,217,221	4,332,813
Current liabilities
Bank loans	95,000	96,215
Trade and other payables	188,084	233,355
Provisions and contingent liabilities	68,172	76,847
Income tax payable	1,760	2,081
Financial obligations	46,166	83,991
Hedge derivative financial instruments	0	28,705
Total current liabilities	399,182	521,194
Non-current liabilities
Trade and other payables	639	663
Provisions and contingent liabilities	199,762	164,877
Financial obligations	540,896	549,092
Contingent consideration liability	15,755	17,570
Deferred income tax liabilities, net	31,422	15,790
Total non-current liabilities	788,474	747,992
Total liabilities	1,187,656	1,269,186
Shareholders' equity, net
Capital stock	750,497	750,497
Investment shares	791	791
Additional paid-in capital	218,450	218,450
Legal reserve	163,115	163,071
Other reserves	269	269
Retained earnings	1,675,909	1,728,847
Other reserves of equity	(703)	(13,888)
Shareholders ‘equity, net attributable to owners of the parent	2,808,328	2,848,037
Non-controlling interest	221,237	215,590
Total shareholders' equity, net	3,029,565	3,063,627
Total liabilities and shareholders' equity, net	4,217,221	4,332,813
Minera Yanacocha S.R.L. [Member]
Current assets
Cash and cash equivalents	723,208	675,014
Trade and other receivables, net	32,610	36,800
Inventories, net	54,527	70,646
Income tax credit	19,239	31,945
Stockpiles and ore on leach pads, net	100,593	196,638
Prepaid expenses	753	408
Value added tax credit	29,828	43,684
Total current assets	960,758	1,055,135
Non-current assets
Restricted cash	48,127	0
Stockpiles and ore on leach pads, net	138,778	60,760
Trade and other receivables, net	23,290	11,520
Financial assets at fair value	22,610	23,000
Mining concessions, development costs, property, plant and equipment, net	840,454	855,881
Intangible assets, net	12,384	13,099
Deferred tax asset	1,071	0
Total non-current assets	1,086,714	964,260
Total assets	2,047,472	2,019,395
Current liabilities
Trade and other payables	87,016	83,820
Provisions and contingent liabilities	41,154	39,495
Total current liabilities	128,170	123,315
Non-current liabilities
Debt instruments	42,430	0
Non-current provisions	1,293,149	1,236,965
Total non-current liabilities	1,335,579	1,236,965
Total liabilities	1,463,749	1,360,280
Shareholders' equity, net
Capital stock	378,505	398,216
Additional paid-in capital	(21,758)	(47,685)
Other reserves	(1,596)	(1,505)
Retained earnings	228,572	310,089
Total shareholders' equity, net	583,723	659,115
Total liabilities and shareholders' equity, net	2,047,472	2,019,395
Sociedad Minera Cerro Verde S.A.A. [Member]
Current assets
Cash and cash equivalents	501,182	600,027
Trade accounts receivable, net	1,715	5,849
Trade and other receivables, net	5,765	8,130
Trade accounts receivable - Related parties	413,351	477,419
Inventories, net	487,531	445,626
Other non-financial assets	57,575	21,082
Prepaid expenses	18,418	5,741
Total current assets	1,485,537	1,563,874
Non-current assets
Inventories, net	255,918	248,452
Mining concessions, development costs, property, plant and equipment, net	5,602,902	5,678,424
Intangible assets, net	10,289	11,243
Other non-financial assets	200,066	189,014
Total non-current assets	6,069,175	6,127,133
Total assets	7,554,712	7,691,007
Current liabilities
Trade and other payables	231,136	194,958
Provisions and contingent liabilities	15,357	19,202
Income tax payable	12,424	170,169
Provision related to benefits to employees	42,569	80,745
Other accounts payable	101,254	40,182
Accounts payable - Related parties	6,014	5,534
Total current liabilities	408,754	510,790
Non-current liabilities
Other financial liabilities	1,022,810	1,268,488
Accounts payable - Related parties	8,860	8,147
Other accounts payable	215,070	33,424
Provision related to benefits to employees	32,509	29,158
Non-current provisions	342,331	313,663
Deferred income tax liabilities, net	228,248	166,005
Current income tax liabilities	187,258	172,170
Total non-current liabilities	2,037,086	1,991,055
Total liabilities	2,445,840	2,501,845
Shareholders' equity, net
Capital stock	990,659	990,659
Other reserves	198,132	198,132
Retained earnings	3,920,081	4,000,371
Total shareholders' equity, net	5,108,872	5,189,162
Total liabilities and shareholders' equity, net	$ 7,554,712	$ 7,691,007